WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 42.8%
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.6%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	5,260,000	$3,889,580	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	2,820,000	2,696,337	(a)

Total Diversified Telecommunication Services				6,585,917

Entertainment - 0.2%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	3,120,000	1,674,504	(a)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	1,140,000	827,572	(a)

Total Entertainment				2,502,076

Interactive Media & Services - 0.3%
Match Group Holdings II LLC, Senior Notes	5.000%	12/15/27	740,000	698,242	(a)
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	1,000,000	416,065	(a)
Ziff Davis Inc., Senior Notes	4.625%	10/15/30	2,850,000	2,507,008	(a)

Total Interactive Media & Services				3,621,315

Media - 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	3,330,000	2,670,042
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	500,000	398,571	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	2,510,000	2,224,406
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	3,347,000	2,940,908	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	3,370,000	2,792,446
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,950,000	1,389,925	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	1

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - continued
McClatchy Co. LLC, Secured Notes (11.000% Cash or 12.500% PIK)	11.000%	7/15/27	1,634,000	$1,852,548	(a)(b)
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	30,000	29,265
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	1,320,000	1,284,554

Total Media				15,582,665

Wireless Telecommunication Services - 1.2%
CSC Holdings LLC, Senior Notes	7.500%	4/1/28	480,000	300,586	(a)
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	4,690,000	4,678,650	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	4,360,000	3,645,257	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	960,000	490,794	(a)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	1,044,000	936,779	(a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	1,152,000	892,633	(a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,470,000	1,254,311	(a)
VTR Comunicaciones SpA, Senior Secured Notes	5.125%	1/15/28	2,584,000	1,445,735	(a)

Total Wireless Telecommunication Services				13,644,745

TOTAL COMMUNICATION SERVICES				41,936,718

CONSUMER DISCRETIONARY - 8.8%
Automobile Components - 0.4%
Clarios Global LP/Clarios US Finance Co., Senior Notes	8.500%	5/15/27	1,950,000	1,965,057	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	1,860,000	1,819,529	(a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	460,000	475,224	(a)

Total Automobile Components				4,259,810

Automobiles - 1.4%
Ford Motor Co., Senior Notes	3.250%	2/12/32	6,540,000	5,077,765
Ford Motor Co., Senior Notes	6.100%	8/19/32	5,430,000	5,183,537

See Notes to Schedule of Investments.

2	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Automobiles - continued
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	440,000		$363,256
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	2,445,000		2,013,702	(a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	3,630,000		3,442,946	(a)

Total Automobiles					16,081,206

Broadline Retail - 0.5%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,560,000		1,986,600
Prosus NV, Senior Notes	3.061%	7/13/31	3,010,000		2,373,931	(a)
QVC Inc., Senior Secured Notes	4.375%	9/1/28	2,170,000		1,070,569

Total Broadline Retail					5,431,100

Distributors - 0.7%
Accelerate360 Holdings LLC, Secured Notes	8.000%	3/1/28	5,203,050		5,554,360	(a)
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	1,595,314		1,804,699	(a)(b)

Total Distributors					7,359,059

Diversified Consumer Services - 0.5%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	1,700,000		1,410,590	(a)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	1,650,000	GBP	1,959,921	(c)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	2,750,000		2,274,157	(a)

Total Diversified Consumer Services					5,644,668

Hotels, Restaurants & Leisure - 4.0%
Boyne USA Inc., Senior Notes	4.750%	5/15/29	2,950,000		2,674,776	(a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	4,140,000		4,180,675	(a)
Carnival Corp., Senior Notes	10.500%	6/1/30	2,000,000		1,899,780	(a)
Carnival Corp., Senior Secured Notes	4.000%	8/1/28	2,400,000		2,082,911	(a)
Carnival PLC, Senior Secured Notes	7.875%	6/1/27	1,360,000		1,351,242

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	3

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - continued
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	2,140,000		$1,972,823	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	2,960,000		2,867,587
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	470,000		442,110
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	2,560,000		2,407,514	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,170,000		973,086	(a)
Mohegan Tribal Gaming Authority, Senior Notes	13.250%	12/15/27	3,600,000		3,862,584	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	1,683,000		1,579,768	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	4,820,000		4,156,997	(a)
Royal Caribbean Cruises Ltd., Senior Notes	11.625%	8/15/27	1,780,000		1,895,308	(a)
Royal Caribbean Cruises Ltd., Senior Notes	9.250%	1/15/29	670,000		715,409	(a)
Saga PLC, Senior Notes	5.500%	7/15/26	1,200,000	GBP	1,176,318	(c)
Sands China Ltd., Senior Notes	5.625%	8/8/25	600,000		589,162
Sands China Ltd., Senior Notes	2.800%	3/8/27	450,000		393,205
Sands China Ltd., Senior Notes	5.900%	8/8/28	1,000,000		973,755
Sands China Ltd., Senior Notes	3.350%	3/8/29	730,000		615,396
Sands China Ltd., Senior Notes	3.750%	8/8/31	210,000		173,597
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	250,000		263,455	(a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	220,000		186,137	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	190,000		169,171	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	2,490,000	GBP	2,615,513	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	3,900,000		3,766,489	(a)
Wynn Resorts Finance LLC/ Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	1,520,000		1,558,324	(a)

Total Hotels, Restaurants & Leisure					45,543,092

See Notes to Schedule of Investments.

4	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - 1.3%
Abercrombie & Fitch Management Co., Senior Secured Notes	8.750%	7/15/25	2,500,000		$2,540,563	(a)
Bath & Body Works Inc., Senior Notes	5.250%	2/1/28	1,150,000		1,101,056
Doman Building Materials Group Ltd., Senior Notes	5.250%	5/15/26	1,560,000	CAD	1,043,474	(a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	2,190,000		2,036,700	(a)
Foot Locker Inc., Senior Notes	4.000%	10/1/29	1,630,000		1,380,651	(a)
Gannett Holdings LLC, Senior Secured Notes	6.000%	11/1/26	140,000		118,541	(a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	2,120,000		1,423,071	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	190,000		156,712	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	3,640,000		3,599,724
Upbound Group Inc., Senior Notes	6.375%	2/15/29	2,010,000		1,766,870	(a)

Total Specialty Retail					15,167,362

TOTAL CONSUMER DISCRETIONARY					99,486,297

CONSUMER STAPLES - 0.8%
Consumer Staples Distribution & Retail - 0.0%††
Prosperous Ray Ltd., Senior Notes	4.625%	11/12/23	690,000		688,958	(c)

Food Products - 0.8%
Darling Ingredients Inc., Senior Notes	6.000%	6/15/30	3,540,000		3,505,271	(a)
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	2,956,000		2,763,860	(a)
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	2,090,000		1,728,974	(a)
TKC Holdings Inc., Senior Secured Notes	6.875%	5/15/28	760,000		676,164	(a)

Total Food Products					8,674,269

TOTAL CONSUMER STAPLES					9,363,227

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	5

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 8.1%
Energy Equipment & Services - 0.5%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	1,260,000	$1,291,714	(a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	4,030,000	3,657,749	(a)
Transocean Inc., Senior Secured Notes	8.750%	2/15/30	1,080,000	1,090,800	(a)

Total Energy Equipment & Services				6,040,263

Oil, Gas & Consumable Fuels - 7.6%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	6,340,000	6,037,582	(a)
Blue Racer Midstream LLC/ Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	2,600,000	2,610,790	(a)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	2,830,000	2,823,432	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,020,000	1,109,381	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.750%	1/30/28	1,930,000	1,922,814	(a)
Energy Transfer LP, Junior Subordinated Notes (3 mo. USD LIBOR + 4.028%)	8.892%	5/15/23	890,000	794,867	(d)(e)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	890,000	752,050	(d)(e)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	1,330,000	1,292,369	(a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	1,800,000	1,477,343	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	8.875%	4/15/30	1,660,000	1,663,903
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.250%	4/15/32	1,730,000	1,619,080	(a)
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	1,460,000	1,363,908	(a)

See Notes to Schedule of Investments.

6	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	1,470,000	$1,400,517	(a)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	1,350,000	1,260,522	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,500,000	1,539,498	(a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	420,000	403,695	(a)
Neptune Energy Bondco PLC, Senior Notes	6.625%	5/15/25	2,690,000	2,655,219	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	2,600,000	2,570,256	(a)
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	2,020,000	2,158,350
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	440,000	491,509
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	2,715,000	2,883,737
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	690,000	737,227
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	540,000	425,207
Permian Resources Operating LLC, Senior Notes	5.875%	7/1/29	4,200,000	3,978,759	(a)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,490,000	1,305,822
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	2,300,000	1,460,958	(a)
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. USD LIBOR + 4.110%)	8.974%	5/30/23	2,840,000	2,527,600	(d)(e)
Range Resources Corp., Senior Notes	8.250%	1/15/29	3,995,000	4,173,776
Range Resources Corp., Senior Notes	4.750%	2/15/30	1,430,000	1,317,252	(a)
ROCC Holdings LLC, Senior Notes	9.250%	8/15/26	1,540,000	1,653,575	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	1,190,000	1,092,229	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	7

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co., Senior Notes	8.375%	9/15/28	3,060,000	$3,211,329
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	3,480,000	3,073,413
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	1,200,000	1,153,452	(a)
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	1,140,000	1,013,698	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,890,000	1,651,519	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	6.250%	1/15/30	3,120,000	3,166,728	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	1,750,000	1,477,505	(a)
Viper Energy Partners LP, Senior Notes	5.375%	11/1/27	2,550,000	2,467,902	(a)
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	3,830,000	3,335,367
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	3,800,000	3,211,978
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	540,000	653,179
YPF SA, Senior Notes	8.500%	7/28/25	2,860,000	2,385,478	(a)
YPF SA, Senior Notes	6.950%	7/21/27	1,510,000	1,088,737	(a)

Total Oil, Gas & Consumable Fuels				85,393,512

TOTAL ENERGY				91,433,775

See Notes to Schedule of Investments.

8	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 7.1%
Banks - 3.6%
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes (5.875% to 9/24/23 then EUR 5 year Swap Rate + 5.660%)	5.875%	9/24/23	1,600,000	EUR	$1,707,451	(c)(d)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	2,820,000		2,491,047	(a)(d)(e)
Bank of Nova Scotia, Junior Subordinated Notes (8.625% to 10/27/27 then 5 year Treasury Constant Maturity Rate + 4.389%)	8.625%	10/27/82	450,000		461,723	(e)
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	1,270,000		1,198,270	(d)(e)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	990,000		915,651	(d)(e)
Citigroup Inc., Junior Subordinated Notes (4.000% to 12/10/25 then 5 year Treasury Constant Maturity Rate + 3.597%)	4.000%	12/10/25	1,960,000		1,712,256	(d)(e)
Comerica Inc., Senior Notes	3.700%	7/31/23	1,450,000		1,435,674
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	3,600,000	EUR	3,554,824	(c)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	3,900,000		3,882,064	(a)(d)(e)
Danske Bank A/S, Senior Notes (6.466% to 1/9/25 then 1 year Treasury Constant Maturity Rate + 2.100%)	6.466%	1/9/26	3,060,000		3,083,541	(a)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,050,000		1,011,722	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	9

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - continued
Lloyds Banking Group PLC, Junior Subordinated Notes (4.947% to 6/27/25 then EUR 5 year Swap Rate + 5.290%)	4.947%	6/27/25	2,410,000	EUR	$2,405,995	(c)(d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	1,040,000		1,001,614	(d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,620,000		1,485,540	(d)(e)
NatWest Group PLC, Junior Subordinated Notes (4.500% to 9/30/28 then U.K Government Bonds 5 Year Note Generic Bid Yield + 3.992%)	4.500%	3/31/28	4,550,000	GBP	4,295,207	(d)(e)
PNC Financial Services Group Inc., Senior Notes (5.068% to 1/24/33 then SOFR + 1.933%)	5.068%	1/24/34	1,450,000		1,428,693	(e)
PNC Financial Services Group Inc., Senior Notes (6.034% to 10/28/32 then SOFR + 2.140%)	6.037%	10/28/33	1,510,000		1,582,250	(e)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	1,520,000		1,551,966	(e)
Truist Financial Corp., Senior Notes (5.122% to 1/26/33 then SOFR + 1.852%)	5.122%	1/26/34	1,230,000		1,193,681	(e)
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then 5 year Treasury Constant Maturity Rate + 4.750%)	5.459%	6/30/35	2,070,000		1,765,831	(a)(e)

See Notes to Schedule of Investments.

10	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - continued
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	790,000	$756,740	(a)(e)
US Bancorp, Senior Notes (4.839% to 2/1/33 then SOFR + 1.600%)	4.839%	2/1/34	1,280,000	1,227,091	(e)

Total Banks				40,148,831

Capital Markets - 1.2%
B3 SA-Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,390,000	1,162,943	(a)
Charles Schwab Corp., Senior Notes	2.900%	3/3/32	250,000	211,592
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	1,420,000	794,802	(a)
Credit Suisse AG, Senior Notes	1.000%	5/5/23	1,270,000	1,267,619
Credit Suisse AG, Senior Notes	0.520%	8/9/23	250,000	245,312
Credit Suisse AG, Senior Notes	4.750%	8/9/24	1,300,000	1,257,750
Credit Suisse AG, Senior Notes	3.625%	9/9/24	740,000	705,568
Credit Suisse AG, Senior Notes	7.950%	1/9/25	1,770,000	1,803,648
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,290,000	58,050	*(a)(d)(f)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	610,000	27,450	*(a)(d)(f)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	3,480,000	156,600	*(a)(d)(f)
Credit Suisse Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	430,000	436,920	(a)(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	11

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - continued
StoneX Group Inc., Senior Secured Notes	8.625%	6/15/25	2,833,000		$2,872,195	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,860,000		2,688,400	(a)(d)(e)

Total Capital Markets					13,688,849

Consumer Finance - 0.3%
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	2,090,000		1,890,148	(a)
Navient Corp., Senior Notes	5.625%	8/1/33	740,000		555,690
Paysafe Finance PLC/Paysafe Holdings US Corp., Senior Secured Notes	4.000%	6/15/29	1,640,000		1,283,275	(a)

Total Consumer Finance					3,729,113

Financial Services - 1.5%
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	410,000		381,696	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	4,745,702		4,242,231	(a)(b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	1,390,000		1,245,390	(a)
LPL Holdings Inc., Senior Notes	4.000%	3/15/29	1,890,000		1,699,251	(a)
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	1,700,000		1,730,320	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.625%	3/1/29	4,440,000		3,758,504	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.875%	3/1/31	160,000		129,432	(a)
Stichting AK Rabobank Certificaten, Junior Subordinated Notes	6.500%	3/29/2170	1,180,000	EUR	1,238,968	(c)(d)
Vanguard Group Inc.	3.050%	8/22/50	1,330,000		873,679	(g)(h)

See Notes to Schedule of Investments.

12	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Financial Services - continued
VistaJet Malta Finance PLC/XO Management Holding Inc., Senior Notes	7.875%	5/1/27	1,520,000	$1,445,588	(a)
VistaJet Malta Finance PLC/XO Management Holding Inc., Senior Notes	6.375%	2/1/30	630,000	545,728	(a)

Total Financial Services				17,290,787

Insurance - 0.3%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	3,443,000	3,139,763	(a)(b)

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	1,860,000	1,410,295	(a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	250,000	213,483	(a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	1,020,000	808,110	(a)

Total Mortgage Real Estate Investment Trusts (REITs)				2,431,888

TOTAL FINANCIALS				80,429,231

HEALTH CARE - 3.0%
Health Care Equipment & Supplies - 0.2%
Medline Borrower LP, Senior Notes	5.250%	10/1/29	3,170,000	2,745,056	(a)

Health Care Providers & Services - 1.3%
Akumin Escrow Inc., Senior Secured Notes	7.500%	8/1/28	1,880,000	1,322,022	(a)
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	1,160,000	922,648	(a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	4,030,000	2,871,864	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	1,890,000	1,526,437	(a)
CVS Health Corp., Senior Notes	5.250%	2/21/33	2,170,000	2,217,395

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	13

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - continued
Humana Inc., Senior Notes	5.875%	3/1/33	2,060,000		$2,219,943
Option Care Health Inc., Senior Notes	4.375%	10/31/29	2,046,000		1,841,485	(a)
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	2,060,000		914,372	(a)
U.S. Renal Care Inc., Senior Notes	10.625%	7/15/27	1,720,000		309,600	(a)

Total Health Care Providers & Services					14,145,766

Health Care Technology - 0.3%
AthenaHealth Group Inc., Senior Notes	6.500%	2/15/30	3,600,000		2,960,311	(a)

Pharmaceuticals - 1.2%
AdaptHealth LLC, Senior Notes	4.625%	8/1/29	2,100,000		1,703,723	(a)
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	250,000		116,619	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,200,000		1,047,564	(a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	1,180,000		851,530	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	1,710,000	GBP	1,862,485	(a)
Nidda BondCo GmbH, Senior Notes	5.000%	9/30/25	1,200,000	EUR	1,309,279	(c)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	2,340,000		2,145,424
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	1,810,000		1,697,393
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	2,710,000		2,865,110

Total Pharmaceuticals					13,599,127

TOTAL HEALTH CARE					33,450,260

INDUSTRIALS - 6.5%
Aerospace & Defense - 0.9%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	790,000		785,574	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	2,630,000		2,646,548	(a)

See Notes to Schedule of Investments.

14	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - continued
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	2,460,000	$2,501,306	(a)
Triumph Group Inc., Senior Secured Notes	9.000%	3/15/28	4,810,000	4,882,006	(a)

Total Aerospace & Defense				10,815,434

Air Freight & Logistics - 0.4%
DP World Ltd., Senior Notes	5.625%	9/25/48	1,280,000	1,247,170	(a)
XPO CNW Inc., Senior Notes	6.700%	5/1/34	3,035,000	2,784,716

Total Air Freight & Logistics				4,031,886

Building Products - 0.2%
Advanced Drainage Systems Inc., Senior Notes	6.375%	6/15/30	1,570,000	1,554,747	(a)
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	1,300,000	1,140,543	(a)

Total Building Products				2,695,290

Commercial Services & Supplies - 1.1%
Allied Universal Holdco LLC/ Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	1,350,000	1,303,150	(a)
CoreCivic Inc., Senior Notes	8.250%	4/15/26	4,310,000	4,358,919
GEO Group Inc., Secured Notes	10.500%	6/30/28	3,000,000	3,036,810
GFL Environmental Inc., Senior Notes	4.750%	6/15/29	790,000	736,035	(a)
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	1,060,000	1,044,365	(a)
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	2,000,000	1,811,940	(a)

Total Commercial Services & Supplies				12,291,219

Construction & Engineering - 0.3%
CalAtlantic Group LLC, Senior Notes	5.250%	6/1/26	250,000	236,563
Tutor Perini Corp., Senior Notes	6.875%	5/1/25	4,730,000	3,431,757	(a)

Total Construction & Engineering				3,668,320

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	15

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Ground Transportation - 0.1%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	830,000	$610,613	(a)
XPO Escrow Sub LLC, Senior Notes	7.500%	11/15/27	550,000	564,289	(a)

Total Ground Transportation				1,174,902

Machinery - 1.0%
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	4,371,000	3,493,347
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	5,413,000	4,844,635
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	3,250,000	2,936,895	(a)

Total Machinery				11,274,877

Passenger Airlines - 1.9%
Air Canada, Senior Secured Notes	3.875%	8/15/26	2,850,000	2,641,775	(a)
American Airlines Group Inc. Pass-Through Trust	4.950%	2/15/25	1,269,675	1,219,727
American Airlines Inc., Senior Secured Notes	11.750%	7/15/25	1,602,000	1,764,209	(a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	1,650,000	1,606,330	(a)
American Airlines Inc./ AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	900,000	884,829	(a)
American Airlines Inc./ AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,280,000	1,218,016	(a)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	5,080,000	4,737,449	(a)
Mileage Plus Holdings LLC/ Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	2,550,000	2,548,981	(a)
Spirit Loyalty Cayman Ltd./ Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,341,999	1,355,666	(a)

See Notes to Schedule of Investments.

16	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Passenger Airlines - continued
Spirit Loyalty Cayman Ltd./ Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,590,000	$1,607,353	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,260,000	1,141,657	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	575,400	558,389

Total Passenger Airlines				21,284,381

Professional Services - 0.1%
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	860,000	751,971	(a)

Trading Companies & Distributors - 0.5%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,480,000	1,284,100	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	1,110,000	1,104,616
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	1,945,000	1,872,055
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,000,000	968,623
United Rentals North America Inc., Senior Secured Notes	6.000%	12/15/29	880,000	893,895	(a)

Total Trading Companies & Distributors				6,123,289

TOTAL INDUSTRIALS				74,111,569

INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.2%
CommScope Inc., Senior Notes	7.125%	7/1/28	250,000	179,656	(a)
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	1,260,000	1,205,252	(a)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	1,220,000	986,304	(a)

Total Communications Equipment				2,371,212

IT Services - 0.2%
Sabre GLBL Inc., Senior Secured Notes	11.250%	12/15/27	2,860,000	2,515,012	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	17

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - 0.8%
Central Parent Inc./CDK Global Inc., Senior Secured Notes	7.250%	6/15/29	4,150,000	$4,113,309	(a)
Crowdstrike Holdings Inc., Senior Notes	3.000%	2/15/29	1,160,000	1,010,399
Gen Digital Inc., Senior Notes	7.125%	9/30/30	2,500,000	2,513,698	(a)
NCR Corp., Senior Notes	5.125%	4/15/29	1,880,000	1,628,267	(a)

Total Software				9,265,673

Technology Hardware, Storage & Peripheral - 0.2%
Vericast Corp., Secured Notes	12.500%	12/15/27	750,000	845,899	(a)
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	800,000	851,000	(a)

Total Technology Hardware, Storage & Peripherals				1,696,899

TOTAL INFORMATION TECHNOLOGY				15,848,796

MATERIALS - 2.3%
Chemicals - 0.3%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	1,150,000	1,053,697	(a)
MEGlobal Canada ULC, Senior Notes	5.875%	5/18/30	1,950,000	2,002,313	(a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	990,000	821,881

Total Chemicals				3,877,891

Construction Materials - 0.2%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	6.000%	11/1/28	2,000,000	1,874,343	(a)

Containers & Packaging - 0.5%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,500,000	1,231,028	(a)(b)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	500,000	407,832	(a)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	650,000	647,397	(a)
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	690,000	554,172	(a)

See Notes to Schedule of Investments.

18	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - continued
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,780,000	$1,754,925
Sealed Air Corp., Senior Notes	6.125%	2/1/28	730,000	741,692	(a)

Total Containers & Packaging				5,337,046

Metals & Mining - 1.1%
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	5,300,000	5,208,760	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	1,700,000	1,652,017	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	2,370,000	2,228,318
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	1,100,000	1,029,849	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	1,590,000	1,665,132
Volcan Cia Minera SAA, Senior Notes	4.375%	2/11/26	800,000	606,674	(a)

Total Metals & Mining				12,390,750

Paper & Forest Products - 0.2%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	290,000	288,217
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	2,400,000	1,909,980

Total Paper & Forest Products				2,198,197

TOTAL MATERIALS				25,678,227

REAL ESTATE - 0.6%
Diversified REITs - 0.3%
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	1,280,000	1,102,635
Service Properties Trust, Senior Notes	7.500%	9/15/25	2,680,000	2,628,732

Total Diversified REITs				3,731,367

Hotel & Resort REITs - 0.0%††
Service Properties Trust, Senior Notes	5.500%	12/15/27	610,000	534,001

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	19

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Real Estate Management & Development - 0.3%
Country Garden Holdings Co. Ltd., Senior Secured Notes	8.000%	1/27/24	1,040,000	$850,678	(c)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	1,665,000	1,505,268	(a)
Swire Pacific MTN Financing Ltd., Senior Notes	4.500%	10/9/23	530,000	529,290	(c)

Total Real Estate Management & Development				2,885,236

TOTAL REAL ESTATE				7,150,604

UTILITIES - 0.5%
Electric Utilities - 0.1%
FirstEnergy Corp., Senior Notes	2.650%	3/1/30	890,000	769,636

Independent Power and Renewable Electricity Producers - 0.4%
TransAlta Corp., Senior Notes	7.750%	11/15/29	1,010,000	1,061,803
TransAlta Corp., Senior Notes	6.500%	3/15/40	3,880,000	3,629,934

Total Independent Power and Renewable Electricity Producers				4,691,737

TOTAL UTILITIES				5,461,373

TOTAL CORPORATE BONDS & NOTES (Cost - $533,703,052)				484,350,077

SENIOR LOANS - 19.4%
COMMUNICATION SERVICES - 0.8%
Entertainment - 0.6%
Allen Media LLC, Term Loan B (3 mo. Term SOFR + 5.650%)	10.548%	2/10/27	3,661,575	3,240,513	(e)(i)(j)
UFC Holdings LLC, Term Loan B3 (3 mo. USD LIBOR + 2.750%)	8.050%	4/29/26	2,954,386	2,951,505	(e)(i)(j)

Total Entertainment				6,192,018

Media - 0.2%
CB Poly US Holdings Inc., Initial Term Loan (1 mo. Term SOFR + 5.500%)	10.482%	5/18/29	2,706,400	2,665,804	(e)(h)(i)(j)

TOTAL COMMUNICATION SERVICES				8,857,822

CONSUMER DISCRETIONARY - 4.2%
Automobile Components - 0.8%
Clarios Global LP, 2023 Term Loan	—	5/6/30	2,590,000	2,588,912	(k)
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan(1mo. USD LIBOR + 3.250%)	8.275%	4/30/26	4,649,375	4,645,981	(e)(i)(j)

See Notes to Schedule of Investments.

20	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobile Components - continued
First Brands Group LLC, 2021 Second Lien Term Loan (3 mo. USD LIBOR + 8.500%)	13.602%	3/30/28	830,000	$736,974	(e)(i)(j)
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.000%)	10.246%	3/30/27	1,670,000	1,607,375	(e)(i)(j)

Total Automobile Components				9,579,242

Diversified Consumer Services - 0.4%
Adtalem Global Education Inc., Term Loan B (1 mo. USD LIBOR + 4.000%)	9.025%	8/12/28	1,577,410	1,581,850	(e)(i)(j)
Lakeshore Learning Materials, Initial Term Loan (1 mo. USD LIBOR + 3.500%)	8.525%	9/29/28	2,636,625	2,603,667	(e)(i)(j)
TruGreen LP, Second Lien Term Loan (3mo. USD LIBOR + 8.500%)	13.773%	11/2/28	320,000	216,000	(e)(h)(i)(j)

Total Diversified Consumer Services				4,401,517

Hotels, Restaurants & Leisure - 1.1%
Alterra Mountain Co., 2028 Term Loan B (1 mo. USD LIBOR + 3.500%)	8.525%	8/17/28	3,782,861	3,781,273	(e)(i)(j)
Caesars Entertainment Inc., Term Loan B (1 mo. Term SOFR + 3.350%)	8.332%	2/6/30	840,000	838,190	(e)(i)(j)
Equinox Holdings Inc., Term LoanB2 (3mo. USD LIBOR + 9.000%)	14.159%	3/8/24	389,000	354,962	(e)(i)(j)
NCL Corp. Ltd., Term Loan A3 (3 mo. Term SOFR + 2.350%)	7.248%	1/2/25	3,937,865	3,878,797	(e)(i)(j)
Pacific Bells LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	9.660%	11/10/28	1,432,062	1,405,211	(e)(h)(i)(j)
Station Casinos LLC, Term Loan Facility B1 (1 mo. USD LIBOR + 2.250%)	7.280%	2/8/27	1,949,091	1,932,368	(e)(i)(j)

Total Hotels, Restaurants & Leisure				12,190,801

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	21

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Leisure Products - 0.5%
19th Holdings Golf LLC, Initial Term Loan (1 mo. Term SOFR + 3.100%)	7.910%	2/7/29	3,870,750	$3,628,828	(e)(h)(i)(j)
Topgolf Callaway Brands Corp., Initial Term Loan (1 mo. Term SOFR + 3.600%)	8.582%	3/15/30	1,660,000	1,660,780	(e)(i)(j)

Total Leisure Products				5,289,608

Specialty Retail - 1.2%
Empire Today LLC, Closing Date Term Loan (1 mo. USD LIBOR + 5.000%)	9.948%	4/3/28	553,879	437,841	(e)(i)(j)
Great Outdoors Group LLC, Term Loan B2 (1mo. USD LIBOR + 3.750%)	8.775%	3/6/28	4,052,916	4,027,606	(e)(i)(j)
Leslie’s Poolmart Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	7.525%	3/9/28	3,356,388	3,335,628	(e)(i)(j)
Lids Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 5.500%)	10.393%	12/14/26	3,720,938	3,534,891	(e)(h)(i)(j)
PECF USS Intermediate Holding III Corp., Initial Term Loan (3mo. USD LIBOR + 4.250%)	9.275%	12/15/28	2,320,625	1,923,102	(e)(i)(j)
RVR Dealership Holdings LLC, 2022 Term Loan (3 mo. Term SOFR + 3.900%)	8.971%	2/8/28	1,296	1,143	(e)(i)(j)

Total Specialty Retail				13,260,211

Textiles, Apparel & Luxury Goods - 0.2%
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan (1 mo. USD LIBOR + 3.250%)	8.313%	11/24/28	2,873,625	2,868,826	(e)(i)(j)

TOTAL CONSUMER DISCRETIONARY				47,590,205

See Notes to Schedule of Investments.

22	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONSUMER STAPLES - 0.5%
Beverages - 0.4%
City Brewing Co. LLC, First Lien Closing Date Term Loan (3 mo. USD LIBOR + 3.500%)	8.760%	4/5/28	1,467,351		$609,876	(e)(i)(j)
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.500%)	8.659%	3/31/28	3,468,231		3,295,686	(e)(i)(j)

Total Beverages					3,905,562

Consumer Staples Distribution & Retail - 0.0%††
Froneri Lux Finco Sarl, Term Loan Facility B1 (6 mo. EURIBOR + 2.125%)	5.067%	1/29/27	470,000	EUR	493,469	(e)(i)(j)

Food Products - 0.0%††
8th Avenue Food & Provisions Inc., Second Lien Term Loan (1 mo. Term SOFR + 7.864%)	12.847%	10/1/26	260,000		171,600	(e)(i)(j)

Household Products - 0.1%
Knight Health Holdings LLC, Term Loan B (1 mo. USD LIBOR + 5.250%)	10.275%	12/23/28	2,577,375		1,340,235	(e)(i)(j)

TOTAL CONSUMER STAPLES					5,910,866

FINANCIALS - 3.4%
Banks - 0.2%
Mercury Borrower Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.500%)	8.563%	8/2/28	2,336,400		2,291,132	(e)(i)(j)

Capital Markets - 0.7%
Cardinal Parent Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 4.500%)	9.659%	11/12/27	974,610		886,491	(e)(i)(j)
Focus Financial Partners LLC, First Lien Term Loan B4 (1 mo. Term SOFR + 2.500%)	7.482%	6/30/28	2,152,686		2,129,448	(e)(i)(j)
Focus Financial Partners LLC, Term Loan B5 (1mo. Term SOFR + 3.250%)	8.232%	6/30/28	2,379,546		2,368,327	(e)(i)(j)
Jump Financial LLC, Term Loan (2 mo. Term SOFR + 4.762%)	9.660%	8/7/28	2,785,291		2,562,467	(e)(h)(i)(j)

Total Capital Markets					7,946,733

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	23

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Financial Services - 1.3%
Citadel Securities LP, 2021 Term Loan (1 mo. Term SOFR + 2.614%)	7.597%	2/2/28	162,231	$161,369	(e)(i)(j)
CTC Holdings LP, Term Loan (3 mo. Term SOFR + 5.000%)	9.954%	2/20/29	2,136,908	2,094,169	(e)(h)(i)(j)
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (3 mo. USD LIBOR + 6.750%)	11.909%	4/7/28	1,180,000	1,097,642	(e)(i)(j)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	8.648%	4/9/27	369,550	357,915	(e)(i)(j)
Greystone Select Holdings LLC, Term Loan B (3 mo. USD LIBOR + 5.000%)	10.265%	6/16/28	2,282,400	2,168,280	(e)(i)(j)
Hudson River Trading LLC, Term Loan (1 mo. Term SOFR + 3.114%)	8.097%	3/20/28	3,590,478	3,382,338	(e)(i)(j)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	7.775%	1/26/28	4,402,262	4,391,609	(e)(i)(j)
Resolute Investment Managers Inc., First Lien Term Loan C (3 mo. USD LIBOR + 4.250%)	9.409%	4/30/24	1,235,337	920,635	(e)(i)(j)

Total Financial Services				14,573,957

Insurance - 1.1%
Acrisure LLC, 2020 Term Loan B (1 mo. USD LIBOR + 3.500%)	8.525%	2/15/27	514,100	492,765	(e)(i)(j)
Acrisure LLC, 2021-2 First Lien Additional Term Loan (1 mo. USD LIBOR + 4.250%)	9.275%	2/15/27	1,639,250	1,592,121	(e)(i)(j)
Acrisure LLC, 2022 Additional Term Loan (3 mo. Term SOFR + 5.750%)	10.447%	2/15/27	2,284,275	2,281,431	(e)(i)(j)
Asurion LLC, New Term Loan B4 (1 mo. USD LIBOR + 5.250%)	10.275%	1/20/29	3,890,000	3,241,265	(e)(i)(j)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	8.275%	7/31/27	1,568,000	1,453,019	(e)(i)(j)

See Notes to Schedule of Investments.

24	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - continued
HIG Finance 2 Ltd., 2023 Term Loan (1 mo. Term SOFR + 4.000%)	8.982%	4/18/30	460,000	$458,850	(e)(h)(i)(j)
Sedgwick Claims Management Services Inc., 2023 Term Loan (1 mo. Term SOFR + 3.750%)	8.732%	2/24/28	2,621,033	2,596,277	(e)(i)(j)

Total Insurance				12,115,728

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	7.775%	5/15/26	798,484	714,644	(e)(h)(i)(j)
Apollo Commercial Real Estate Finance Inc., Term Loan B1 (1 mo. USD LIBOR + 3.500%)	8.525%	3/11/28	848,236	759,171	(e)(h)(i)(j)

Total Mortgage Real Estate Investment Trusts (REITs)				1,473,815

TOTAL FINANCIALS				38,401,365

HEALTH CARE - 2.6%
Health Care Providers & Services - 2.0%
Eyecare Partners LLC, Amendment No. 1 Term Loan (1 mo. USD LIBOR + 3.750%)	8.775%	11/15/28	1,861,200	1,524,155	(e)(i)(j)
EyeCare Partners LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	8.775%	2/18/27	1,088,142	896,129	(e)(i)(j)
EyeCare Partners LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 6.750%)	11.775%	11/15/29	1,740,000	1,351,545	(e)(i)(j)
Global Medical Response Inc., 2020 Term Loan (3 mo. USD LIBOR + 4.250%)	9.236%	10/2/25	1,488,690	929,396	(e)(i)(j)
LifePoint Health Inc., First Lien Term Loan B	—	11/16/25	2,050,000	1,933,540	(k)
One Call Corp., First Lien Term Loan B (3 mo. Term SOFR + 5.762%)	10.829%	4/22/27	3,782,625	2,773,912	(e)(i)(j)
Option Care Health Inc., Term Loan B (1 mo. USD LIBOR + 2.750%)	7.775%	10/27/28	2,831,452	2,832,344	(e)(i)(j)
PDS Holdco Inc., Delayed Draw Term Loan (1 mo. USD LIBOR + 4.500%)	9.525%	8/18/28	454,779	415,327	(e)(i)(j)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	25

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

Health Care Providers & Services - continued
PDS Holdco Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	9.525%	8/18/28	4,433,875	$4,049,236	(e)(i)(j)
Phoenix Guarantor Inc., Term LoanB1(1mo. USDLIBOR + 3.250%)	8.275%	3/5/26	1,536,161	1,514,348	(e)(i)(j)
Sotera Health Holdings LLC, Initial Term Loan (6 mo. Term SOFR + 3.750%)	8.816%	12/11/26	2,020,000	2,012,425	(e)(h)(i)(j)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	9.875%	6/26/26	3,592,623	2,299,279	(e)(i)(j)

Total Health Care Providers & Services				22,531,636

Health Care Technology - 0.1%
AthenaHealth Group Inc., Initial Delayed Draw Term Loan	—	2/15/29	43,478	40,885	(l)
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 3.500%)	8.464%	2/15/29	353,920	332,810	(e)(i)(j)
Virgin Pulse Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	9.025%	4/6/28	965,514	805,480	(e)(i)(j)

Total Health Care Technology				1,179,175

Life Sciences Tools & Services -- 0.1%
Precision Medicine Group LLC, Initial Term Loan (3 mo. USD LIBOR + 3.000%)	8.159%	11/18/27	1,175,034	1,133,907	(e)(h)(i)(j)

Pharmaceuticals - 0.4%
Agiliti Health Inc., 2023 Term Loan B	—	5/1/30	2,060,000	2,048,413	(h)(k)
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	8.998%	10/1/27	2,419,237	2,337,600	(e)(i)(j)

Total Pharmaceuticals				4,386,013

TOTAL HEALTH CARE				29,230,731

See Notes to Schedule of Investments.

26	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 4.3%
Aerospace & Defense - 0.9%
Vertex Aerospace Services Corp., First Lien Initial Term Loan (1mo. USD LIBOR + 3.500%)	8.525%	12/6/28	7,355,700	$7,347,020	(e)(i)(j)
WP CPP Holdings LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	9.030%	4/30/25	1,672,598	1,532,049	(e)(i)(j)
WP CPP Holdings LLC, Second Lien Second Amendment Term Loan (3mo. USD LIBOR + 7.750%)	13.030%	4/30/26	1,460,000	1,211,800	(e)(i)(j)

Total Aerospace & Defense				10,090,869

Air Freight & Logistics - 0.2%
WWEX Uni Topco Holdings LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 4.262%)	9.160%	7/26/28	2,811,083	2,665,511	(e)(i)(j)

Building Products - 0.6%
CP Atlas Buyer Inc., Term Loan B (1 mo. Term SOFR + 3.600%)	8.582%	11/23/27	240,091	218,761	(e)(i)(j)
Hayward Industries Inc., 2022 Incremental Term Loan (1 mo. Term SOFR + 3.350%)	8.332%	5/30/28	1,064,650	1,036,703	(e)(h)(i)(j)
Hunter Douglas Holding BV, Term Loan B1 (3mo. Term SOFR + 3.500%)	8.373%	2/26/29	3,761,575	3,423,033	(e)(h)(i)(j)
Quikrete Holdings Inc., Fourth Amendment Term Loan B1 (1 mo. USD LIBOR + 3.000%)	8.025%	3/19/29	2,722,500	2,715,068	(e)(i)(j)

Total Building Products				7,393,565

Commercial Services & Supplies - 1.4%
Amentum Government Services Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	9.025%	1/29/27	1,993,086	1,933,294	(e)(h)(i)(j)
Garda World Security Corp., Fourth Additional Term Loan (1 mo. Term SOFR + 4.250%)	9.196%	2/1/29	2,421,700	2,407,170	(e)(i)(j)
GEO Group Inc., Term Loan 1	—	3/23/27	472,033	480,798	(k)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	27

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

Commercial Services & Supplies - continued
LRS Holdings LLC, Term Loan B (1 mo. USD LIBOR + 4.364%)	9.347%	8/31/28	3,081,000	$3,019,380	(e)(h)(i)(j)
LTR Intermediate Holdings Inc., Initial Term Loan (1 mo. USD LIBOR + 4.500%)	9.525%	5/5/28	2,706,463	2,356,869	(e)(i)(j)
Thermostat Purchaser III Inc., Delayed Draw Term Loan	—	8/31/28	162,417	156,733	(h)(l)
Thermostat Purchaser III Inc., Initial Term Loan (3 mo. USD LIBOR + 4.500%)	9.453%	8/31/28	1,054,334	1,017,432	(e)(h)(i)(j)
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR + 4.000%)	9.025%	8/27/25	4,895,679	4,897,221	(e)(i)(j)

Total Commercial Services & Supplies				16,268,897

Construction & Engineering - 0.4%
Brown Group Holding LLC, Initial Term Loan (1 mo. Term SOFR + 2.600%)	7.582%	6/7/28	4,038,560	3,959,243	(e)(i)(j)
Brown Group Holding LLC, Initial Term Loan	—	7/1/29	330,000	328,853	(k)

Total Construction & Engineering				4,288,096

Machinery - 0.3%
SPX Flow Inc., Term Loan (1 mo. Term SOFR + 4.500%)	9.482%	4/5/29	3,180,658	3,076,507	(e)(i)(j)

Passenger Airlines - 0.2%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	8.798%	10/20/27	1,089,000	1,129,914	(e)(i)(j)
United Airlines Inc., Term Loan B (1 mo. USD LIBOR + 3.750%)	8.770%	4/21/28	775,494	774,281	(e)(i)(j)

Total Passenger Airlines				1,904,195

Professional Services - 0.3%
RR Donnelley & Sons Co., 2023 Replacement Term Loan	12.332-14.250%	3/17/28	3,080,000	3,060,750	(e)(i)(j)

TOTAL INDUSTRIALS				48,748,390

INFORMATION TECHNOLOGY - 3.3%
Communications Equipment - 0.0%††
Global Tel Link Corp., First Lien Term Loan (1 mo. Term SOFR + 4.250%)	9.332%	11/29/25	211,394	185,944	(e)(i)(j)

See Notes to Schedule of Investments.

28	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
IT Services - 1.5%
Amentum Government Services Holdings LLC, Term Loan 3 (3 mo. Term SOFR + 4.000%)	8.764-9.033%	2/15/29	5,151,075	$4,957,910	(e)(i)(j)
Redstone Holdco 2 LP, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.750%)	10.005%	4/27/28	3,693,750	3,154,112	(e)(i)(j)
Redstone Holdco 2 LP, Second Lien Initial Term Loan (3 mo. USD LIBOR + 7.750%)	13.042%	4/27/29	3,350,000	2,056,900	(e)(i)(j)
UST Global Inc., Initial Term Loan (1 mo. Term SOFR + 3.750%)	8.732%	11/20/28	3,910,500	3,884,436	(e)(i)(j)
VT Topco Inc., 2021 First Lien Delayed Draw Term Loan (1 mo. USD LIBOR + 3.750%)	8.775%	8/1/25	45,470	45,165	(e)(i)(j)(l)
VT Topco Inc., 2021 First Lien Term Loan (1 mo. USD LIBOR + 3.750%)	8.775%	8/1/25	1,567,763	1,557,235	(e)(i)(j)
VT Topco Inc., 2021 Second Lien Term Loan (1 mo. USD LIBOR + 6.750%)	11.775%	7/31/26	1,340,000	1,289,750	(e)(h)(i)(j)

Total IT Services				16,945,508

Software - 1.8%
Cloudera Inc., Second Lien Term Loan (1 mo. Term SOFR + 6.100%)	11.082%	10/8/29	520,000	463,666	(e)(i)(j)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	8.832%	10/8/28	3,197,700	3,095,773	(e)(i)(j)
DCert Buyer Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.000%)	8.696%	10/16/26	4,369,928	4,336,935	(e)(i)(j)
DCert Buyer Inc., Second Lien Initial Term Loan (3 mo. Term SOFR + 7.000%)	11.696%	2/19/29	1,580,000	1,466,927	(e)(i)(j)
Magenta Buyer LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.750%)	10.030%	7/27/28	3,152,000	2,667,380	(e)(i)(j)
Magenta Buyer LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 8.250%)	13.530%	7/27/29	3,620,000	2,773,825	(e)(i)(j)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	29

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - continued
MRI Software LLC, Second Amendment Term Loan (3 mo. USD LIBOR + 5.500%)	10.601-10.659%	2/10/26	447,947	$436,749	(e)(h)(i)(j)
MRI Software LLC, Term Loan B (3 mo. USD LIBOR + 5.500%)	10.659%	2/10/26	778,900	759,427	(e)(h)(i)(j)
Peraton Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.850%)	8.832%	2/1/28	1,741,424	1,709,312	(e)(i)(j)
Peraton Corp., Second Lien Term LoanB1(3mo. USD LIBOR + 7.750%)	12.651%	2/1/29	1,077,597	1,036,174	(e)(i)(j)
Planview Parent Inc., First Lien Closing Date Term Loan (3 mo. USD LIBOR + 4.000%)	9.159%	12/17/27	2,126,692	2,057,043	(e)(i)(j)

Total Software				20,803,211

TOTAL INFORMATION TECHNOLOGY				37,934,663

MATERIALS - 0.3%
Construction Materials - 0.2%
Smyrna Ready Mix Concrete LLC, Initial Term Loan (1 mo. Term SOFR + 4.350%)	9.332%	4/2/29	2,134,623	2,121,282	(e)(h)(i)(j)

Metals & Mining - 0.1%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (5.000% Cash and 12.500% PIK)	17.500%	12/31/27	1,543,900	1,345,305	(b)(e)(g)(h)(i)(j)

TOTAL MATERIALS				3,466,587

TOTAL SENIOR LOANS (Cost - $234,752,250)				220,140,629

COLLATERALIZED MORTGAGE OBLIGATIONS(m) - 14.0%
Alternative Loan Trust, 2006-18CB A6 (-4.000x1mo. USD LIBOR + 28.600%)	8.518%	7/25/36	233,365	229,656	(e)
BAMLL Re-REMIC Trust, 2016- GG10 AJA	5.814%	8/10/45	558,872	139,718	(a)(e)
Banc of America Funding Corp., 2015-R3 1A2	2.627%	3/27/36	3,026,207	2,419,508	(a)(e)
BCAP LLC Trust, 2011-RR2 1A4	3.439%	7/26/36	2,435,453	1,124,039	(a)(e)
Benchmark Mortgage Trust, 2019-B11 XA, IO	1.152%	5/15/52	18,188,450	772,125	(e)

See Notes to Schedule of Investments.

30	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(m) - continued
BIG Commercial Mortgage Trust, 2022-BIG F (1 mo. Term SOFR + 5.436%)	10.325%	2/15/39	2,900,000	$2,724,182	(a)(e)
BRAVO Residential Funding Trust, 2022-R1 A, Step bond (3.125% to 1/29/25 then 6.125%)	3.125%	1/29/70	2,762,294	2,502,157	(a)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. USD LIBOR + 2.900%)	7.848%	4/15/34	1,950,000	1,871,558	(a)(e)
BX Commercial Mortgage Trust, 2020-VIVA D	3.667%	3/11/44	1,280,000	1,039,199	(a)(e)
BX Commercial Mortgage Trust, 2020-VIVA E	3.667%	3/11/44	3,335,000	2,527,662	(a)(e)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	8.995%	2/15/39	2,980,132	2,772,151	(a)(e)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	10.436%	5/15/37	1,700,000	1,663,014	(a)(e)
BX Trust, 2019-MMP A (1 mo. USD LIBOR + 1.000%)	5.948%	8/15/36	3,552,224	3,520,435	(a)(e)
BX Trust, 2021-LBA DJV (1 mo. USD LIBOR + 1.600%)	6.604%	2/15/36	2,390,000	2,218,422	(a)(e)
BX Trust, 2021-SDMF F (1 mo. USD LIBOR + 1.937%)	6.885%	9/15/34	710,000	649,407	(a)(e)
CFK Trust, 2020-MF2 E	3.573%	3/15/39	2,030,000	1,631,614	(a)(e)
CGDB Commercial Mortgage Trust, 2019-MOB A (1 mo. USD LIBOR + 0.950%)	5.898%	11/15/36	1,200,000	1,179,757	(a)(e)
CIM Trust, 2023-R4 A1	5.000%	5/25/62	560,000	552,322	(a)(g)(n)
Citigroup Commercial Mortgage Trust, 2017-P8 XA, IO	1.012%	9/15/50	21,204,320	625,563	(e)
Citigroup Mortgage Loan Trust, 2022-A A1, Step bond (6.170% to 8/25/25, 9.170% to 8/25/26 then 10.170%)	6.170%	9/25/62	1,247,006	1,243,758	(a)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	1,840,000	678,056	(a)
CSMC Trust, 2006-1 1A2 (-5.500 x 1 mo. USD LIBOR + 30.525%)	2.913%	2/25/36	183,694	186,709	(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	31

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(m) - continued
CSMC Trust, 2014-USA E	4.373%	9/15/37	400,000	$214,309	(a)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.350%)	12.298%	7/15/32	2,900,000	2,577,044	(a)(e)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,190,000	996,412	(a)
Eagle RE Ltd., 2020-1 M1C (1 mo. USD LIBOR + 1.800%)	6.820%	1/25/30	1,310,000	1,305,458	(a)(e)
Extended Stay America Trust, 2021-ESH E (1 mo. USD LIBOR + 2.850%)	7.798%	7/15/38	1,640,003	1,562,720	(a)(e)
Extended Stay America Trust, 2021-ESH F (1 mo. USD LIBOR + 3.700%)	8.648%	7/15/38	2,625,957	2,479,430	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K115 X1, IO	1.428%	6/25/30	997,016	74,759	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	7.320%	1/25/50	2,620,000	2,574,392	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (1 mo. USD LIBOR + 5.100%)	10.120%	6/25/50	1,002,055	1,071,953	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 B1 (30 Day Average SOFR + 3.000%)	7.815%	12/25/50	3,000,000	2,928,677	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 B2 (30 Day Average SOFR + 4.750%)	9.565%	1/25/51	2,123,079	1,849,998	(a)(e)

See Notes to Schedule of Investments.

32	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(m) - continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 B1 (30 Day Average SOFR + 3.500%)	8.315%	10/25/33	1,340,000	$1,313,137	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	7.865%	1/25/34	2,280,000	2,173,931	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 B1 (30 Day Average SOFR + 3.400%)	8.215%	10/25/41	860,000	840,736	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	2,225,571	2,028,769	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-3 M	4.750%	10/25/58	1,560,000	1,407,120	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-4 M	4.500%	2/25/59	2,560,000	2,257,489	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	4,080,000	3,511,064	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	3,890,000	3,406,109	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-3 M	4.250%	5/25/60	2,150,000	1,911,250	(a)(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	33

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(m) - continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	9.620%	12/25/42	630,000	$642,388	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-SPI1 B	4.117%	9/25/47	628,918	394,949	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	8.215%	8/25/33	660,000	646,977	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	9.870%	10/25/29	610,000	670,088	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2017-C06 1B1 (1 mo. USD LIBOR + 4.150%)	9.170%	2/25/30	2,050,000	2,175,604	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1B1 (1 mo. USD LIBOR + 4.000%)	9.020%	5/25/30	2,440,000	2,601,453	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	8.570%	7/25/30	1,370,000	1,462,519	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1B1 (1 mo. USD LIBOR + 3.750%)	8.770%	10/25/30	1,660,000	1,782,460	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2018-R07 1B1 (1 mo. USD LIBOR + 4.350%)	9.370%	4/25/31	1,060,000	1,111,483	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2018-R07 1M2 (1 mo. USD LIBOR + 2.400%)	7.420%	4/25/31	241,572	241,984	(a)(e)

See Notes to Schedule of Investments.

34	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(m) - continued
Federal National Mortgage Association (FNMA) - CAS, 2019-R03 1B1 (1 mo. USD LIBOR + 4.100%)	9.120%	9/25/31	540,000	$559,113	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	9.120%	7/25/39	522,429	528,290	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1B1 (1 mo. USD LIBOR + 3.400%)	8.420%	10/25/39	2,700,000	2,676,907	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	7.915%	10/25/41	1,130,000	1,098,106	(a)(e)
Government National Mortgage Association (GNMA), 2011-127 IO, IO	0.079%	3/16/47	526,791	779	(e)
Government National Mortgage Association (GNMA), 2012-55 IO, IO	0.000%	4/16/52	648,793	6	(e)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. USD LIBOR + 4.450%)	9.398%	11/15/32	2,030,000	1,917,093	(a)(e)
GS Mortgage Securities Corp. Trust, 2018-SRP5 C (1 mo. USD LIBOR + 4.250%)	9.198%	9/15/31	1,120,047	341,054	(a)(e)
GS Mortgage Securities Corp. Trust, 2020-DUNEF (1mo. USD LIBOR + 3.250%)	8.198%	12/15/36	3,740,000	3,542,413	(a)(e)
GS Mortgage Securities Corp. Trust, 2021-ROSS C (1 mo. USD LIBOR + 2.000%)	6.948%	5/15/26	1,300,000	1,119,451	(a)(e)
GS Mortgage Securities Corp. Trust, 2021-ROSS D (1 mo. USD LIBOR + 2.500%)	7.448%	5/15/26	1,300,000	1,094,226	(a)(e)
GS Mortgage-Backed Securities Corp. Trust, 2021- RPL1 A2	2.000%	12/25/60	2,520,000	2,097,536	(a)(e)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	582,077	515,255	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	35

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(m) - continued
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. USD LIBOR + 0.400%)	5.420%	4/25/36	1,467,663	$1,214,729	(a)(e)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. USD LIBOR + 0.900%)	5.853%	6/20/35	1,838,554	1,652,027	(e)
IMPAC CMB Trust, 2005-5 A1 (1 mo. USD LIBOR + 0.320%)	5.660%	8/25/35	52,846	47,932	(e)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.540%)	5.560%	11/25/36	1,150,997	866,462	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.508%)	13.456%	6/15/35	2,750,000	28	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-WPT FFL (1 mo. USD LIBOR + 3.150%)	8.008%	7/5/33	2,640,000	2,161,122	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BKWD E (1 mo. USD LIBOR + 2.850%)	7.798%	9/15/29	2,340,000	1,899,728	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-HTL5 F (1 mo. USD LIBOR + 4.265%)	9.213%	11/15/38	2,880,000	2,691,971	(a)(e)
KIND Trust, 2021-KIND D (1 mo. USD LIBOR + 2.414%)	7.304%	8/15/38	2,700,483	2,523,920	(a)(e)
Legacy Mortgage Asset Trust, 2021-GS2 A2, Step bond (3.500% to 4/25/24, 6.500% to 4/25/25 then 7.500%)	3.500%	4/25/61	2,580,000	2,353,080	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	17,615	13,647	(a)
Med Trust, 2021-MDLN E (1 mo. USD LIBOR + 3.150%)	8.098%	11/15/38	2,033,957	1,928,725	(a)(e)
MHC Trust, 2021-MHC2 E (1 mo. USD LIBOR + 1.950%)	6.898%	5/15/38	2,600,000	2,469,498	(a)(e)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	54,879	14,096	(e)

See Notes to Schedule of Investments.

36	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(m) - continued
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	10,782	$2,769	(a)(e)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	16,506	16,185	(e)
Morgan Stanley Capital I Trust, 2021-L7 XA, IO	1.213%	10/15/54	8,961,042	526,217	(e)
Morgan Stanley Mortgage Loan Trust, 2005-2AR B1 (1 mo. USD LIBOR + 0.500%)	5.520%	4/25/35	936,905	703,254	(e)
Multifamily CAS Trust, 2019-01 M10 (1 mo. USD LIBOR + 3.250%)	8.270%	10/25/49	2,006,890	1,879,701	(a)(e)
Multifamily CAS Trust, 2020-1 M10 (1mo. USD LIBOR + 3.750%)	8.770%	3/25/50	1,790,000	1,688,987	(a)(e)
Multifamily Trust, 2016-1 B	3.464%	4/25/46	388,809	389,295	(a)(e)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	1,750,000	1,382,949	(a)(e)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.544%	8/15/36	660,000	490,155	(a)(e)
NCMF Trust, 2022-MFP G (1 mo. Term SOFR + 5.128%)	10.018%	3/15/39	750,000	721,058	(a)(e)
New Residential Mortgage Loan Trust, 2017-5A B5	4.526%	6/25/57	902,494	806,061	(a)(e)
NewRez Warehouse Securitization Trust, 2021-1 F (1 mo. USD LIBOR + 5.250%)	10.270%	5/25/55	2,712,667	2,668,110	(a)(e)
Nomura Resecuritization Trust, 2015-4R 2A2 (1 mo. USD LIBOR + 0.306%)	2.899%	10/26/36	1,627,345	1,368,780	(a)(e)
Nomura Resecuritization Trust, 2015-8R 4A4	4.106%	11/25/47	1,444,672	1,234,057	(a)(e)
Radnor RE Ltd., 2020-1 M1C (1 mo. USD LIBOR + 1.750%)	6.770%	1/25/30	2,580,000	2,557,313	(a)(e)
Radnor RE Ltd., 2021-1 M1C (30 Day Average SOFR + 2.700%)	7.515%	12/27/33	2,710,000	2,691,170	(a)(e)
Residential Mortgage Loan Trust, 2020-2 A2	2.508%	5/25/60	600,000	566,966	(a)(e)
Seasoned Credit Risk Transfer Trust Series, 2016-1 M2	3.750%	9/25/55	1,927,223	1,753,336	(a)(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	37

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(m) - continued
Seasoned Credit Risk Transfer Trust Series, 2018-2 BX	3.563%	11/25/57	3,771,536	$1,200,709	(a)(e)
Seasoned Credit Risk Transfer Trust Series, 2021-1 M	4.250%	9/25/60	2,560,000	2,249,061	(a)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. USD LIBOR + 2.400%)	7.348%	5/15/38	1,570,000	1,301,872	(a)(e)
Soho Trust, 2021-SOHO C	2.786%	8/10/38	6,190,000	4,072,668	(a)(e)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.400%)	9.348%	11/15/27	1,450,000	2,907	(a)(e)
Structured Asset Mortgage Investments II Trust, 2006-AR5 2A1 (1 mo. USD LIBOR + 0.420%)	5.440%	5/25/46	117,958	78,496	(e)
Structured Asset Securities Corp., 2005-RF2 A (1 mo. USD LIBOR + 0.350%)	5.370%	4/25/35	1,427,233	1,248,439	(a)(e)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. USD LIBOR + 3.480%)	8.371%	11/11/34	2,276,326	2,179,831	(a)(e)
Tharaldson Hotel Portfolio Trust, 2018-THLF (1 mo. USD LIBOR + 4.252%)	9.143%	11/11/34	1,126,012	1,073,121	(a)(e)
Towd Point Mortgage Trust, 2015-1 B1	3.956%	10/25/53	1,230,000	1,123,404	(a)(e)
Towd Point Mortgage Trust, 2015-2 1B3	3.548%	11/25/60	2,540,000	2,203,021	(a)(e)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	2,570,000	1,909,708	(a)(e)
WAIKIKI BEACH HOTEL TRUST, 2019-WBM D (1 mo. USD LIBOR + 2.030%)	6.978%	12/15/33	1,310,000	1,251,168	(a)(e)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR1 A1B (1 mo. USD LIBOR + 0.780%)	5.800%	1/25/45	877,105	808,283	(e)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1A1 (1 mo. USD LIBOR + 0.540%)	5.560%	12/25/45	30,026	28,836	(e)

See Notes to Schedule of Investments.

38	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(m) - continued
WaMu Mortgage Pass- Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	4.465%	2/25/46	353,322	$309,140	(e)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	—	9/14/22	28,180	27,142	*(a)(e)(o)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $178,733,157)				158,327,037

			FACE AMOUNT†/ UNITS
ASSET-BACKED SECURITIES - 11.3%
AB BSL CLO Ltd., 2023-4A A (3 mo. Term SOFR + 2.000%)	6.957%	4/20/36	580,000	579,949	(a)(e)
Aegis Asset Backed Securities Trust, 2005-2 M3 (1 mo. USD LIBOR + 0.720%)	5.740%	6/25/35	927,517	858,826	(e)
Aimco CLO Ltd., 2020-12A DR (3 mo. Term SOFR + 2.900%)	7.886%	1/17/32	1,450,000	1,381,255	(a)(e)
American Money Management Corp. CLO Ltd., 2017-20A E (3 mo. USD LIBOR + 5.810%)	11.070%	4/17/29	800,000	756,462	(a)(e)
Apidos CLO, 2013-12A AR (3 mo. USD LIBOR + 1.080%)	6.340%	4/15/31	250,000	247,745	(a)(e)
Apidos CLO, 2015-22A DR (3 mo. USD LIBOR + 6.750%)	12.000%	4/20/31	1,000,000	927,994	(a)(e)
Ares CLO Ltd., 2014-32RA C (3 mo. USD LIBOR + 2.900%)	7.764%	5/15/30	1,000,000	895,448	(a)(e)
Ares CLO Ltd., 2017-44A CR (3 mo. USD LIBOR + 3.400%)	8.660%	4/15/34	2,750,000	2,619,486	(a)(e)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A D	3.710%	8/20/27	5,000,000	4,214,677	(a)
Bain Capital Credit CLO Ltd., 2023-1A AN (3 mo. Term SOFR + 1.830%)	6.573%	4/16/36	2,630,000	2,621,943	(a)(e)
Barings CLO Ltd., 2016-2A ER2 (3 mo. USD LIBOR + 6.500%)	11.750%	1/20/32	500,000	440,189	(a)(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	39

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - continued
Barings CLO Ltd., 2020-4A E (3 mo. USD LIBOR + 5.680%)	10.930%	1/20/32	1,500,000	$1,287,856	(a)(e)
Battalion CLO Ltd., 2017-11A DR (3 mo. USD LIBOR + 3.650%)	8.923%	4/24/34	2,150,000	2,021,398	(a)(e)
Benefit Street Partners CLO Ltd., 2014-IVA CRRR (3 mo. USD LIBOR + 3.600%)	8.850%	1/20/32	390,000	360,708	(a)(e)(p)
Blackbird Capital Aircraft, 2021-1A A	2.443%	7/15/46	548,560	482,130	(a)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	12.705%	8/20/32	400,000	350,261	(a)(e)
BlueMountain CLO Ltd., 2021-31A E (3 mo. USD LIBOR + 6.530%)	11.795%	4/19/34	1,380,000	1,253,609	(a)(e)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.600%)	5.620%	7/25/36	2,552,089	2,175,326	(a)(e)
Bristol Park CLO Ltd., 2016-1A ER (3 mo. USD LIBOR + 7.000%)	12.260%	4/15/29	500,000	437,966	(a)(e)
Buckhorn Park CLO Ltd., 2019-1A AR (3 mo. USD LIBOR + 1.120%)	6.382%	7/18/34	3,190,000	3,132,099	(a)(e)
Canyon Capital CLO Ltd., 2021-1A E (3 mo. USD LIBOR + 6.410%)	11.670%	4/15/34	2,370,000	2,043,062	(a)(e)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	8.950%	7/20/31	660,000	608,853	(a)(e)
CarVal CLO Ltd., 2023-1A A1 (3 mo. Term SOFR + 2.200%)	6.883%	1/20/35	2,790,000	2,796,978	(a)(e)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	11.250%	4/20/29	1,300,000	1,102,499	(a)(e)
CIFC Funding Ltd., 2017-3A C (3 mo. USD LIBOR + 3.650%)	8.900%	7/20/30	2,770,000	2,605,101	(a)(e)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	10.660%	4/17/30	1,500,000	1,217,062	(a)(e)

See Notes to Schedule of Investments.

40	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE

ASSET-BACKED SECURITIES - continued
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	8.199%	8/9/24	935,000	$919,110	(a)(e)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A (3 mo. USD LIBOR + 2.900%)	7.390%	8/9/24	939,698	918,696	(a)
CWABS Revolving Home Equity Loan Trust, 2004-B 1A (1 mo. USD LIBOR + 0.220%)	5.168%	2/15/29	104,158	103,472	(e)
Dryden Senior Loan Fund, 2016-43A ER3 (3 mo. USD LIBOR + 6.400%)	11.650%	4/20/34	2,610,000	2,224,446	(a)(e)
Dryden Senior Loan Fund, 2017-49A DR (3 mo. USD LIBOR + 3.400%)	8.662%	7/18/30	750,000	712,653	(a)(e)
Dryden CLO Ltd., 2019-75A ER2 (3 mo. USD LIBOR + 6.600%)	11.860%	4/15/34	1,450,000	1,306,885	(a)(e)
Educational Funding Co. LLC, 2006-1A A3 (3 mo. USD LIBOR + 0.350%)	5.605%	4/25/33	2,181,860	1,511,522	(a)(e)
First Franklin Mortgage Loan Trust, 2003-FF4 M1 (1 mo. USD LIBOR + 1.800%)	6.648%	10/25/33	456,675	434,090	(e)
Flatiron CLO Ltd., 2018-1A C (3 mo. USD LIBOR + 1.962%)	6.948%	4/17/31	1,700,000	1,647,083	(a)(e)
Fortress Credit BSL Ltd., 2021-4A E (3 mo. USD LIBOR + 7.130%)	12.390%	10/15/34	1,000,000	889,817	(a)(e)
Golub Capital Partners CLO Ltd., 2021-53A E (3 mo. USD LIBOR + 6.700%)	11.950%	7/20/34	1,630,000	1,476,113	(a)(e)
Golub Capital Partners CLO Ltd., 2023-66A A (3 mo. Term SOFR + 1.950%)	6.926%	4/25/36	570,000	568,639	(a)(e)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	10.210%	4/15/31	1,820,000	1,454,723	(a)(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	41

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - continued
Greywolf CLO Ltd., 2019-1A CR (3 mo. Term SOFR + 3.910%)	8.896%	4/17/34	1,520,000	$1,397,867	(a)(e)
Halsey Point CLO Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	12.950%	1/20/33	350,000	331,062	(a)(e)
Halsey Point CLO Ltd., 2019-1A F (3 mo. USD LIBOR + 8.200%)	13.450%	1/20/33	290,000	244,481	(a)(e)
HERO Funding Trust, 2016-1A R	0.000%	9/20/41	2,338,897	295,419	(a)
Home Equity Asset Trust, 2005-6 M5 (1 mo. USD LIBOR + 0.945%)	5.965%	12/25/35	1,190,000	1,099,506	(e)
Jay Park CLO Ltd., 2016-1A DR (3 mo. USD LIBOR + 5.200%)	10.450%	10/20/27	2,230,000	2,044,976	(a)(e)
KKR CLO Ltd., 17 ER (3 mo. USD LIBOR + 7.390%)	12.650%	4/15/34	2,270,000	1,975,761	(a)(e)
Long Beach Mortgage Loan Trust, 2005-1 M4 (1 mo. USD LIBOR + 1.275%)	6.295%	2/25/35	1,813,362	1,747,019	(e)
Madison Park Funding Ltd., 2019-35A ER (3 mo. USD LIBOR + 6.100%)	11.350%	4/20/32	1,600,000	1,506,065	(a)(e)
Marathon CLO Ltd., 2019-2A BA (3 mo. USD LIBOR + 3.300%)	8.550%	1/20/33	460,000	452,325	(a)(e)
Marble Point CLO Ltd., 2018-2A D (3 mo. USD LIBOR + 3.530%)	8.780%	1/20/32	1,400,000	1,246,269	(a)(e)
Mastr Asset Backed Securities Trust, 2007-HE2 A1 (1 mo. USD LIBOR + 1.150%)	6.170%	8/25/37	1,772,761	1,468,491	(e)
MKS CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	7.900%	1/20/31	700,000	593,211	(a)(e)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC2 M1 (1 mo. USD LIBOR + 0.825%)	5.845%	12/25/33	1,700,669	1,642,422	(e)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC4 M1 (1 mo. USD LIBOR + 0.810%)	5.830%	4/25/34	1,793,036	1,732,946	(e)

See Notes to Schedule of Investments.

42	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE

ASSET-BACKED SECURITIES - continued
Mountain View CLO Ltd., 2015-9A CR (3 mo. USD LIBOR + 3.120%)	8.380%	7/15/31	1,000,000	$825,630	(a)(e)
MVW LLC, 2021-1WA D	3.170%	1/22/41	617,344	555,063	(a)
National Collegiate Student Loan Trust, 2005-1 B (1 mo. USD LIBOR + 0.380%)	5.400%	3/26/35	1,400,000	1,157,566	(e)
National Collegiate Student Loan Trust, 2005-3 B (1 mo. USD LIBOR + 0.500%)	5.520%	7/27/37	3,000,000	2,172,399	(e)
National Collegiate Student Loan Trust, 2007-2 A4 (1 mo. USD LIBOR + 0.290%)	5.310%	1/25/33	577,551	530,964	(e)
Navient Private Education Refi Loan Trust, 2020-GA B	2.500%	9/16/69	960,000	758,112	(a)
Neuberger Berman CLO Ltd., 2014-18A DR2 (3 mo. USD LIBOR + 5.920%)	11.181%	10/21/30	1,000,000	868,748	(a)(e)
Neuberger Berman Loan Advisers CLO Ltd., 2021-44A E (3 mo. USD LIBOR + 6.000%)	11.260%	10/16/34	1,990,000	1,757,918	(a)(e)
Oaktree CLO Ltd., 2019-1A D (3 mo. USD LIBOR + 3.800%)	9.073%	4/22/30	500,000	440,896	(a)(e)
Ocean Trails CLO, 2014-5A DRR (3 mo. USD LIBOR + 3.450%)	8.692%	10/13/31	1,770,000	1,567,739	(a)(e)
Ocean Trails CLO, 2020-10A ER (3 mo. USD LIBOR + 7.570%)	12.830%	10/15/34	2,320,000	2,009,143	(a)(e)
Ocean Trails CLO Ltd., 2023-14A A1 (3 mo. Term SOFR + 2.000%)	6.780%	1/20/35	2,450,000	2,450,523	(a)(e)
Octagon Investment Partners Ltd., 2018-1A A1A (3 mo. USD LIBOR + 1.060%)	6.310%	1/20/31	1,247,279	1,235,430	(a)(e)
Option One Mortgage Loan Trust, 2005-3 M4 (1 mo. USD LIBOR + 0.930%)	5.950%	8/25/35	1,050,000	818,568	(e)
Origen Manufactured Housing Contract Trust, 2006-A A2	6.353%	10/15/37	259,056	225,730	(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	43

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE

ASSET-BACKED SECURITIES - continued
Palmer Square Loan Funding Ltd., 2022-3A C (3 mo. Term SOFR + 5.400%)	10.386%	4/15/31	2,550,000	$2,548,946	(a)(e)
Parallel Ltd., 2017-1A CR (3 mo. USD LIBOR + 2.000%)	7.250%	7/20/29	1,000,000	956,731	(a)(e)
Peace Park CLO Ltd., 2021-1A E (3 mo. USD LIBOR + 6.000%)	11.250%	10/20/34	1,250,000	1,160,239	(a)(e)
Popular ABS Mortgage Pass- Through Trust, 2005-2 M2	6.217%	4/25/35	1,230,337	917,222
Pulsar Funding LLC, 2019-1A C (3 mo. USD LIBOR + 4.800%)	10.050%	1/20/33	2,500,000	2,345,494	(a)(e)
RR Ltd., 2021-18A D (3 mo. USD LIBOR + 6.250%)	11.510%	10/15/34	3,090,000	2,810,029	(a)(e)
Saranac CLO Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	8.197%	6/22/30	605,000	520,586	(a)(e)
Sculptor CLO Ltd., 26A E (3 mo. USD LIBOR + 7.250%)	12.500%	7/20/34	1,820,000	1,519,926	(a)(e)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	349,890	(a)
SMB Private Education Loan Trust, 2021-A D1	3.860%	1/15/53	1,150,000	1,058,467	(a)
Stewart Park CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 2.600%)	7.860%	1/15/30	500,000	441,192	(a)(e)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	5.240%	2/25/36	3,114,488	75,848	(a)(e)
Sunnova Hellios II Issuer LLC, 2019-AA C	5.320%	6/20/46	1,855,733	1,328,553	(a)
Sycamore Tree CLO Ltd., 2023-2A A (3 mo. Term SOFR + 2.330%)	7.011%	4/20/35	2,780,000	2,780,003	(a)(e)
Symphony CLO Ltd., 2018-19A E (3 mo. USD LIBOR + 5.200%)	10.460%	4/16/31	250,000	214,450	(a)(e)
Symphony CLO Ltd., 2018-20A E (3 mo. USD LIBOR + 6.290%)	11.550%	1/16/32	2,250,000	1,990,854	(a)(e)
Symphony CLO Ltd., 2022-37A A1A (3 mo. Term SOFR + 2.300%)	6.546%	10/20/34	2,510,000	2,516,273	(a)(e)

See Notes to Schedule of Investments.

44	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE

ASSET-BACKED SECURITIES - continued
TCI-Symphony CLO Ltd., 2016-1A DR2 (3 mo. USD LIBOR + 3.100%)	8.342%	10/13/32	480,000	$433,659	(a)(e)
TCI-Symphony CLO Ltd., 2016-1A ER2 (3 mo. USD LIBOR + 6.750%)	11.992%	10/13/32	2,830,000	2,508,611	(a)(e)
THL Credit Wind River CLO Ltd., 2017-3A ER (3 mo. USD LIBOR + 7.050%)	12.310%	4/15/35	1,190,000	1,028,567	(a)(e)
TSTAT Ltd., 2022-2A C (3 mo. Term SOFR + 4.800%)	9.313%	1/20/31	1,820,000	1,841,020	(a)(e)
Venture CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	11.000%	4/15/27	900,000	746,197	(a)(e)
Voya CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 6.020%)	11.280%	6/7/30	300,000	231,925	(a)(e)
Voya CLO Ltd., 2017-3A DR (3 mo. USD LIBOR + 6.950%)	12.200%	4/20/34	2,750,000	2,461,991	(a)(e)
WaMu Asset-Backed Certificates Trust, 2007-HE4 1A (1 mo. USD LIBOR + 0.170%)	5.190%	7/25/47	4,542,516	3,115,476	(e)
Whitebox CLO IV Ltd., 2023-4A A1 (3 mo. Term SOFR + 2.150%)	6.930%	4/20/36	2,920,000	2,919,270	(a)(e)
Whitehorse Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	8.910%	10/15/31	790,000	710,771	(a)(e)
Z Capital Credit Partners CLO Ltd., 2021-1A D (3 mo. USD LIBOR + 4.200%)	9.460%	7/15/33	1,810,000	1,677,235	(a)(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $143,430,301)				127,947,805

			FACE AMOUNT†
SOVEREIGN BONDS - 3.4%
Angola - 0.1%
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	770,000	640,147	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	45

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Argentina - 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	53,374	$12,675
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23, 0.750% to 7/9/27 then 1.750%)	0.500%	7/9/30	733,879	179,592
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	2,039,000	1,746,842	(c)
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	8,433,871	2,640,407	(a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	710,000	591,297	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	637,561	452,243	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	330,000	234,080	(c)

Total Argentina				5,857,136

Bahamas - 0.1%
Bahamas Government International Bond, Senior Notes	5.750%	1/16/24	720,000	692,996	(a)

Dominican Republic - 0.2%
Dominican Republic International Bond, Senior Notes	5.500%	2/22/29	300,000	286,594	(a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	2,010,000	1,737,150	(c)

Total Dominican Republic				2,023,744

Gabon - 0.1%
Gabon Government
International Bond, Senior Notes	7.000%	11/24/31	2,260,000	1,678,276	(a)

See Notes to Schedule of Investments.

46	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - 1.2%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	2,130,000		$2,060,001
Indonesia Treasury Bond	7.000%	5/15/27	96,941,000,000	IDR	6,790,364
Indonesia Treasury Bond	6.500%	2/15/31	16,863,000,000	IDR	1,149,569
Indonesia Treasury Bond	8.375%	3/15/34	43,786,000,000	IDR	3,365,582

Total Indonesia					13,365,516

Ivory Coast -0.1%
Ivory Coast Government International Bond, Senior Notes	4.875%	1/30/32	170,000	EUR	142,436	(a)
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	477,556		441,742	(c)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	940,000		797,162	(c)

Total Ivory Coast					1,381,340

Jordan - 0.2%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	2,740,000		2,798,225	(a)

Kazakhstan - 0.1%
Kazakhstan Government International Bond, Senior Notes	5.125%	7/21/25	1,410,000		1,457,588	(c)

Mexico - 0.4%
Mexican Bonos, Bonds	5.750%	3/5/26	56,370,000	MXN	2,842,410
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	710,000		601,133
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	1,240,000		1,083,702

Total Mexico					4,527,245

Panama - 0.2%
Panama Government International Bond, Senior Notes	4.500%	4/1/56	2,560,000		1,948,342

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	1,200,000		1,042,294

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	47

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Qatar - 0.1%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	920,000	$913,049	(a)

TOTAL SOVEREIGN BONDS (Cost - $43,194,975)				38,325,898

U.S. Government & Agency Obligations - 2.1%
U.S. Government Obligations - 2.1%
U.S. Treasury Notes	3.875%	3/31/25	16,770,000	16,703,182

U.S. Treasury Notes	3.625%	3/31/28	7,420,000	7,460,868

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $24,142,599)				24,164,050

			SHARES
CONVERTIBLE PREFERRED STOCKS - 0.9%
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
MPLX LP (Cost - $10,149,611)	9.538%		302,326	10,505,828	(g)(h)

		MATURITY DATE	FACE AMOUNT†
CONVERTIBLE BONDS & NOTES - 0.5%
COMMUNICATION SERVICES - 0.2%
Media - 0.2%
DISH Network Corp., Senior Notes	0.000%	12/15/25	4,610,000	2,271,126

CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
DraftKings Holdings Inc., Senior Notes	0.000%	3/15/28	2,400,000	1,742,400

FINANCIALS- 0.1%
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Apollo Commercial Real Estate Finance Inc., Senior Notes	5.375%	10/15/23	1,030,000	1,022,275

Total Convertible Bonds & Notes (Cost - $6,308,401)				5,035,801

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
3-Month SOFR, Call @ $99.250	12/15/23	24	60,000	1,650

See Notes to Schedule of Investments.

48	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - continued
E-mini S&P 500 Index Futures, Put @ $3,600.000		5/19/23	117	24,391,458	$9,360
E-mini S&P 500 Index Futures, Put @ $3,700.000		5/19/23	42	8,755,908	4,830
E-mini S&P 500 Index Futures, Put @ $3,600.000		6/16/23	115	23,974,510	48,875
E-mini S&P 500 Index Futures, Put @ $3,700.000		6/16/23	95	19,805,030	55,813
E-mini S&P 500 Index Futures, Put @ $3,800.000		6/16/23	51	10,632,174	44,625
E-mini S&P 500 Index Futures, Put @ $3,900.000		9/15/23	83	17,303,342	346,525

TOTAL EXCHANGE - TRADED PURCHASED OPTIONS (Cost - $1,814,158)					511,678

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.1%
U.S. Dollar/ Canadian Dollar, Put @ 1.351CAD	Goldman Sachs Group Inc.	6/9/23	7,710,000	7,710,000	55,264
U.S. Dollar/ Euro, Put @ $1.086	BNP Paribas SA	5/31/23	15,100,000	15,100,000	292,474
U.S. Dollar/ Euro, Put @ $1.096	BNP Paribas SA	5/31/23	5,680,000	5,680,000	72,961
U.S. Dollar/ Euro, Put @ $1.160	Goldman Sachs Group Inc.	9/1/23	26,930,000	26,930,000	94,633
U.S. Dollar/ South African Rand, Put @ 17.900ZAR	Goldman Sachs Group Inc.	6/9/23	4,460,000	4,460,000	36,912
TOTAL OTC PURCHASED OPTIONS (Cost - $414,299)					552,244

TOTAL PURCHASED OPTIONS (Cost - $2,228,457)					1,063,922

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	49

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MORTGAGE-BACKED SECURITIES - 0.1%
FHLMC - 0.0%††
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	12/1/52	98,767	$101,508
Federal Home Loan Mortgage
Corp. (FHLMC) Gold	7.000%	8/1/30	1,900	1,906
Federal Home Loan Mortgage
Corp. (FHLMC) Gold	6.500%	11/1/31	212	219

Total FHLMC				103,633

FNMA - 0.1%
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-4/1/31	2,266	2,351
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	579,677	511,838	(e)
Federal National Mortgage Association (FNMA)	6.500%	11/1/52	96,805	101,200
Total FNMA				615,389

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $784,896)				719,022

			SHARES/UNITS
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Oil, Gas & Consumable Fuels - 0.0%††
Berry Corp.			44,473	339,774

MATERIALS - 0.0%††
Metals & Mining - 0.0%††
Arctic Canadian Diamond Co. Ltd.			1,388	0	*(g)(h)(q)

TOTAL COMMON STOCKS (Cost - $515,340)				339,774

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A
Shares (Cost - $51,650)		5/28/28	53,943	10,710	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,177,994,689)				1,070,930,553

See Notes to Schedule of Investments.

50	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2023

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $25,546,102)	4.808%	25,546,102	$25,546,102	(p)(r)

TOTAL INVESTMENTS - 96.8% (Cost - $1,203,540,791)			1,096,476,655
Other Assets in Excess of Liabilities - 3.2%			35,681,901

TOTAL NET ASSETS - 100.0%			$1,132,158,556

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	51

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	The coupon payment on this security is currently in default as of April 30, 2023.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	All or a portion of this loan has not settled as of April 30, 2023. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(l)

All or a portion of this loan is unfunded as of April 30, 2023. The interest rate for fully unfunded term loans is to be determined. At April 30, 2023, the total principal amount and market value of unfunded commitments totaled $206,741 and $198,315, respectively.

(m)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(n)	Securities traded on a when-issued or delayed delivery basis.

(o)	The maturity principal is currently in default as of April 30, 2023.

(p)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2023, the total market value of investments in Affiliated Companies was $25,906,810 and the cost was $25,936,102 (Note 2).

(q)	Value is less than $1.

(r)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedule of Investments.

52	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

Abbreviation(s) used in this schedule:

CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
ZAR	— South African Rand

At April 30, 2023, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY		EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
E-mini S&P 500 Index Futures, Put		6/16/23	$3,500.000	51	10,632,174	$(15,300)
E-mini S&P 500 Index Futures, Put		9/15/23	3,500.000	83	17,303,342	(150,437)
E-mini S&P 500 Index Futures, Put		5/19/23	3,300.000	42	8,755,908	(1,575)
E-mini S&P 500 Index Futures, Put		5/19/23	3,500.000	57	11,883,018	(3,420)
E-mini S&P 500 Index Futures, Put		6/16/23	3,200.000	56	11,674,544	(8,260)
U.S. Treasury 5-Year Notes Futures, Call		5/26/23	112.000	77	77,000	(12,633)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $552,560)						$(191,625)

OTC WRITTEN OPTIONS

	COUNTERPARTY
U.S. Dollar/Euro, Put	BNP Paribas SA	5/31/23	$1.121	11,330,000	11,330,000	$(35,812)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	53

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Dollar/Euro, Put	BNP Paribas SA	5/31/23	$1.123		15,100,000	15,100,000	$(42,621)
U.S. Dollar/South African Rand, Call	Goldman Sachs Group Inc.	6/9/23	20.000	ZAR	4,460,000	4,460,000	(9,449)

Total OTC Written Options (Premiums received - $166,480)							$(87,882)

Total Written Options (Premiums received - $719,040)							$(279,507)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

ZAR	— South African Rand

At April 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	200	3/25	$48,311,320	$48,495,000	$183,680
3-Month SONIA	84	9/23	25,273,797	25,140,781	(133,016)
3-Month SONIA	455	12/23	136,214,707	135,936,207	(278,500)
3-Month SONIA	145	3/24	43,756,233	43,363,609	(392,624)
Australian 10-Year Bonds	91	6/23	7,161,622	7,373,662	212,040
U.S. Treasury 2-Year Notes	714	6/23	146,270,720	147,201,140	930,420
U.S. Treasury 10-Year Notes	990	6/23	110,698,827	114,051,099	3,352,272
U.S. Treasury Ultra 10-Year Notes	177	6/23	20,731,431	21,497,204	765,773
U.S. Treasury Ultra Long- Term Bonds	689	6/23	93,868,442	97,428,906	3,560,464
United Kingdom Long Gilt Bonds	77	6/23	9,720,881	9,818,259	97,378

					8,297,887

Contracts to Sell:
3-Month SOFR	70	9/23	16,706,328	16,610,125	96,203
3-Month SOFR	833	3/24	200,066,755	198,982,875	1,083,880
Euro-Bobl	19	6/23	2,414,954	2,469,832	(54,878)
Euro-Buxl	2	6/23	293,279	307,430	(14,151)
U.S. Treasury 5-Year Notes	72	6/23	7,865,165	7,901,438	(36,273)
U.S. Treasury Long-Term Bonds	129	6/23	$16,391,496	$16,983,656	(592,160)

					482,621

Net unrealized appreciation on open futures contracts					$8,780,508

See Notes to Schedule of Investments.

54	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

Abbreviation(s) used in this table:
Bobl	— Bundesobligation (Medium-term German Federal Government Bond)
Buxl	— Ultra Long German Bond
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Index Average

At April 30, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,171,000	USD	3,494,125	BNP Paribas SA	6/2/23	$7,515
USD	3,406,432	EUR	3,090,000	BNP Paribas SA	6/2/23	(5,763)
USD	5,164,516	EUR	4,830,000	BNP Paribas SA	6/2/23	(169,108)
USD	2,111,067	ZAR	39,624,721	Goldman Sachs Group Inc.	6/13/23	(45,757)
ZAR	39,506,489	USD	2,111,067	Goldman Sachs Group Inc.	6/13/23	39,321
USD	4,370,652	EUR	3,960,000	Bank of America N.A.	7/18/23	(12,757)
USD	9,534,240	EUR	8,691,884	Bank of America N.A.	7/18/23	(86,991)
CAD	2,980,000	USD	2,188,648	BNP Paribas SA	7/18/23	14,415
USD	983,921	CAD	1,323,180	BNP Paribas SA	7/18/23	5,717
USD	1,035,747	CAD	1,380,000	BNP Paribas SA	7/18/23	15,536
USD	1,461,894	CAD	1,950,000	BNP Paribas SA	7/18/23	20,293
USD	705,531	EUR	640,000	BNP Paribas SA	7/18/23	(2,899)
USD	3,384,359	EUR	3,070,000	BNP Paribas SA	7/18/23	(13,890)
JPY	2,999	USD	23	Goldman Sachs Group Inc.	7/18/23	(1)
JPY	189,400,000	USD	1,422,130	Goldman Sachs Group Inc.	7/18/23	(14,582)
JPY	209,430,000	USD	1,590,344	Goldman Sachs Group Inc.	7/18/23	(33,941)
JPY	1,505,370,000	USD	11,207,925	Goldman Sachs Group Inc.	7/18/23	(20,593)
MXN	55,610,000	USD	3,011,461	Goldman Sachs Group Inc.	7/18/23	30,781
USD	3,040,374	EUR	2,730,000	Goldman Sachs Group Inc.	7/18/23	18,478
USD	3,004,404	JPY	395,300,000	Goldman Sachs Group Inc.	7/18/23	66,687
USD	1,466,778	CAD	1,960,000	JPMorgan Chase & Co.	7/18/23	17,784
USD	2,857,405	IDR	42,803,932,322	JPMorgan Chase & Co.	7/18/23	(54,856)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	55

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	72,678	NZD	115,641	JPMorgan Chase & Co.	7/18/23	$1,195
AUD	33,906,526	USD	22,797,561	Morgan Stanley & Co. Inc.	7/18/23	(284,031)
BRL	7,969,104	USD	1,539,269	Morgan Stanley & Co. Inc.	7/18/23	33,570
EUR	1,440,000	USD	1,593,473	Morgan Stanley & Co. Inc.	7/18/23	493
EUR	1,470,000	USD	1,626,671	Morgan Stanley & Co. Inc.	7/18/23	504
GBP	2,829,750	USD	3,536,989	Morgan Stanley & Co. Inc.	7/18/23	24,893
MXN	25,900,000	USD	1,406,275	Morgan Stanley & Co. Inc.	7/18/23	10,630
MXN	169,226,714	USD	9,161,256	Morgan Stanley & Co. Inc.	7/18/23	96,586
NOK	151,093,859	USD	14,711,083	Morgan Stanley & Co. Inc.	7/18/23	(477,620)
USD	2,166,129	BRL	10,950,000	Morgan Stanley & Co. Inc.	7/18/23	4,959
USD	5,082,590	CNH	34,770,000	Morgan Stanley & Co. Inc.	7/18/23	29,644
USD	27,455,935	GBP	22,016,708	Morgan Stanley & Co. Inc.	7/18/23	(257,088)
USD	3,798,998	MXN	69,460,000	Morgan Stanley & Co. Inc.	7/18/23	(932)
USD	4,163,178	MXN	76,310,000	Morgan Stanley & Co. Inc.	7/18/23	(11,493)

Net unrealized depreciation on open forward foreign currency contracts						$(1,053,301)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

56	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

At April 30, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	113,420,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	$(289,916)	$30,348	$(320,264)
	198,820,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	(513,928)	64,530	(578,458)
	39,245,000	MXN	3/1/30	28-Day MXN TIIE - Banxico every 28 days	8.970% every 28 days	66,267	—	66,267
	4,185,000		2/15/48	2.510% annually	Daily SOFR Compound annually	404,136	76,070	328,066
	5,700,000		2/15/48	3.050% annually	Daily SOFR Compound annually	22,336	175,711	(153,375)
	13,874,000		5/15/48	3.150% annually	Daily SOFR Compound annually	(197,766)	(13,367)	(184,399)

Total						$(508,871)	$333,292	$(842,163)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT2*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT APRIL 30, 2023[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (Volkswagen International Finance NV, 4.210%, due 11/16/24)	1,790,000	EUR	12/20/24	0.674%	1.000% quarterly	$10,329	$7,058	$3,271

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	57

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT APRIL 30, 2023[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Daimler AG, 1.400%, due 1/12/24)	1,790,000	EUR	12/20/24	0.348%	1.000% quarterly	$(20,735)	$(13,464)	$(7,271)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT APRIL 30, 2023[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Ford Motor Co., 4.346%, due 12/8/26	$5,930,000		6/20/26	2.337%	5.000% quarterly	$448,994	$540,515	$(91,521)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT APRIL 30, 2023[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
General Motors Co., 4.875%, due 10/2/23	$5,930,000		6/20/26	1.386%	5.000% quarterly	$(620,876)	$(726,479)	$105,603

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.40 Index	$6,045,000	6/20/28	5.000% quarterly	$85,627	$(19,094)	$104,721

See Notes to Schedule of Investments.

58	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this table:

EUR	— Euro
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	59

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

60

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

61

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$79,555,552	$873,679		$80,429,231
Other Corporate Bonds & Notes	—	403,920,846	—		403,920,846
Senior Loans:
Communication Services	—	6,192,018	2,665,804		8,857,822
Consumer Discretionary	—	38,805,275	8,784,930		47,590,205
Consumer Staples	—	5,910,866	—		5,910,866
Financials	—	31,812,064	6,589,301		38,401,365
Health Care	—	24,035,986	5,194,745		29,230,731
Industrials	—	38,161,815	10,586,575		48,748,390
Information Technology	—	35,448,737	2,485,926		37,934,663
Materials	—	—	3,466,587		3,466,587
Collateralized Mortgage Obligations	—	158,327,037	—		158,327,037
Asset-Backed Securities	—	127,947,805	—		127,947,805
Sovereign Bonds	—	38,325,898	—		38,325,898
U.S. Government & Agency Obligations	—	24,164,050	—		24,164,050
Convertible Preferred Stocks	—	—	10,505,828		10,505,828
Convertible Bonds & Notes	—	5,035,801	—		5,035,801
Purchased Options:
Exchange-Traded Purchased Options	$511,678	—	—		511,678
OTC Purchased Options	—	552,244	—		552,244
Mortgage-Backed Securities	—	719,022	—		719,022
Common Stocks:
Energy	339,774	—	—		339,774
Materials	—	—	0	*	0	*
Warrants	—	10,710	—		10,710

Total Long-Term Investments	851,452	1,018,925,726	51,153,375		1,070,930,553

Short-Term Investments†	25,546,102	—	—		25,546,102

Total Investments	$26,397,554	$1,018,925,726	$51,153,375		$1,096,476,655

62

Notes to Schedule of Investments (unaudited) (cont’d)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$10,282,110	—	—	$10,282,110
Forward Foreign Currency Contracts††	—	$439,001	—	439,001
Centrally Cleared Interest Rate Swaps††	—	394,333	—	394,333
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	10,329	—	10,329
Centrally Cleared Credit Default Swaps on Corporate Issues - Buy Protection††	—	105,603	—	105,603
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	104,721	—	104,721

Total Other Financial Instruments	$10,282,110	$1,053,987	—	$11,336,097

Total	$36,679,664	$1,019,979,713	$51,153,375	$1,107,812,752

63

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$191,625	—	—	$191,625
OTC Written Options	—	$87,882	—	87,882
Futures Contracts††	1,501,602	—	—	1,501,602
Forward Foreign Currency Contracts††	—	1,492,302	—	1,492,302
Centrally Cleared Interest Rate Swaps††	—	1,236,496	—	1,236,496
OTC Credit Default Swaps on Corporate Issues -Buy Protection‡	—	20,735	—	20,735
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	91,521	—	91,521

Total	$1,693,227	$2,928,936	—	$4,622,163

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2022	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Financials	$992,083	—	—	$(118,404)	—
Senior Loans:
Communication
Services	—	—	—	—	—
Consumer Discretionary	8,510,314	$12,312	$5,499	(157,548)	—
Consumer Staples	3,454,700	1,566	(67,946)	90,285	—
Financials	14,842,860	18,514	(424,170)	27,253	$441,600
Health Care	1,126,431	5,694	64	66,151	4,056,194
Industrials	8,771,524	15,048	(422,405)	263,627	1,046,362

64

Notes to Schedule of Investments (unaudited) (cont’d)

Investments in Securities	Balance as of July 31, 2022		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Information Technology	$6,723,384		$5,871	$(299,384)	$314,064	$1,376,116
Materials	1,213,277		284	39	(3,625)	2,261,989
Convertible Preferred Stocks:
Energy	11,337,225		—	—	(831,397)	—
Common Stocks:
Materials	0	*	—	—	—	—

Total	$56,971,798		$59,289	$(1,208,303)	$(349,594)	$9,182,261

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of April 30, 2023		Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2023[1]
Corporate Bonds & Notes:
Financials	—	—	—	$873,679		$(118,404)
Senior Loans:
Communication
Services	—	$2,665,804	—	2,665,804		—
Consumer
Discretionary	$(990,858)	1,405,211	—	8,784,930		(173,326)
Consumer Staples	(3,478,605)	—	—	—		—
Financials	(5,104,989)	—	$(3,211,767)	6,589,301		40,588
Health Care	(59,789)	—	—	5,194,745		64,469
Industrials	(4,443,908)	5,356,327	—	10,586,575		105,183
Information
Technology	(5,588,960)	—	(45,165)	2,485,926		35,077
Materials	(5,377)	—	—	3,466,587		(3,625)
Convertible Preferred Stocks:
Energy	—	—	—	10,505,828		(831,397)
Common Stocks:
Materials	—	—	—	0	*	—

Total	$(19,672,486)	$9,427,342	$(3,256,932)	$51,153,375		$(881,435)

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Notes to Schedule of Investments (unaudited) (cont’d)

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]

Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs in the valuation obtained from independent third party pricing services or broker/dealer quotations.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources, Inc. The following companies were considered affiliated companies for all or some portion of the period ended April 30, 2023. The following transactions were effected in such companies for the period ended April 30, 2023.

	Affiliate Value at July 31, 2022	Purchased		Sold
		Cost	Shares/ Face amount	Proceeds	Shares/ Face amount
Benefit Street Partners CLO Ltd., 2014-IVA CRRR	$359,055	—	—	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	10,654,632	$280,137,497	280,137,497	$265,246,027	265,246,027

	$11,013,687	$280,137,497		$265,246,027

(cont’d)	Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2023
Benefit Street Partners CLO Ltd., 2014-IVA CRRR	—	$22,537	$1,653	$360,708
Western Asset Premier Institutional Government Reserves, Premium Shares	—	652,000	—	25,546,102

	—	$674,537	$1,653	$25,906,810

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